Loans and advances to customers - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans And Advances To Customers Line Items
Financial assets held for trading	€ 125,458	€ 148,187	€ 146,346
Financial assets designated at fair value through profit or loss	34,782	31,609	45,043
Loans and receivables	903,013	840,004	836,156
Loans and advances to customers	848,915	790,470	790,848
Loans and advances
Loans And Advances To Customers Line Items
Financial assets held for trading	10,511	12,725	7,433
Financial assets designated at fair value through profit or loss	30,364	27,665	40,696
Loans and receivables	885,470	826,767	825,249
Loans and advances - Customers
Loans And Advances To Customers Line Items
Financial assets held for trading	8,815	9,504	6,081
Financial assets designated at fair value through profit or loss	20,475	17,596	14,293
Loans and receivables	819,625	763,370	770,474
Impairment losses	(23,934)	(24,393)	(26,517)	€ (27,217)
Loans and advances to customers	848,915	790,470	790,848
Loans and advances - Customers | Gross carrying amount
Loans And Advances To Customers Line Items
Loans and receivables	843,559	787,763	796,991
Loans and advances to customers	872,849	814,863	817,365
Loans and advances - Customers | Impairment losses
Loans And Advances To Customers Line Items
Loans and receivables	23,934	24,393	26,517
Loans and advances - Customers | Country risk | Impairment losses
Loans And Advances To Customers Line Items
Loans and receivables	€ 18	€ 15	€ 12